Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	92 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Sentier Global Listed Infrastructure Fund Class I
Average Annual Return, Percent	23.64%		4.04%	5.86%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Sentier American Listed Infrastructure Fund Class I
Average Annual Return, Percent	30.35%	9.36%
S&P GLOBAL 1200 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GLOBAL 1200 (TR)
Average Annual Return, Percent	34.17%		12.41%	11.73%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	13.45%